UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: November 30, 2015

*	As of September 14, 2015 MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund and MFS Blended Research Emerging Markets Equity Fund became series of the Registrant.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2015

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 94.6%
Airlines - 1.1%
China Eastern Airlines Co. Ltd. (a)	20,000	$10,576
Tav Havalimanlari Holding A.S.	1,546	11,163
Turkish Airlines (a)	4,919	12,934

		$34,673
Alcoholic Beverages - 0.9%
AmBev S.A.	5,600	$26,980

Apparel Manufacturers - 1.4%
Formosa Taffeta Co. Ltd.	8,000	$7,463
Li & Fung Ltd.	24,000	16,529
Pou Chen Corp.	14,000	18,636

		$42,628
Automotive - 4.0%
Hyundai Mobis	27	$5,817
Hyundai Motor Co. Ltd.	501	63,812
Kia Motors Corp.	1,163	52,724

		$122,353
Broadcasting - 0.3%
Grupo Televisa S.A., ADR	302	$8,516

Business Services - 1.4%
Cognizant Technology Solutions Corp., “A” (a)	220	$14,208
Dogus Otomotiv Servis ve Ticaret A.S.	4,081	15,970
WNS (Holdings) Ltd., ADR (a)	398	12,239

		$42,417
Cable TV - 1.6%
Astro Malaysia Holdings Berhad	15,600	$10,427
Naspers Ltd.	269	40,098

		$50,525
Computer Software - Systems - 4.7%
Asustek Computer, Inc.	4,000	$33,086
EPAM Systems, Inc. (a)	274	21,572
Hon Hai Precision Industry Co. Ltd.	28,000	72,054
SK Holdings Co. Ltd.	68	15,854

		$142,566
Construction - 1.1%
Anhui Conch Cement Co. Ltd.	7,500	$20,459
China National Building Material Co. Ltd., “H”	14,000	7,511
MRV Engenharia e Participacoes S.A.	3,297	7,039

		$35,009
Consumer Products - 1.7%
Kimberly-Clark de Mexico S.A. de C.V., “A”	4,122	$9,739
LG Household & Health Care Ltd.	48	41,781

		$51,520
Electrical Equipment - 0.8%
Shanghai Electric Group Co. Ltd., “H”	38,000	$23,069

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 9.4%
Samsung Electronics Co. Ltd.	127	$140,813
Siliconware Precision Industries Co. Ltd., ADR	1,210	8,155
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	140,524

		$289,492
Energy - Independent - 3.5%
China Shenhua Energy Co. Ltd.	13,000	$20,288
CNOOC Ltd.	36,000	39,838
PGNiG S.A.	5,320	7,096
PTT Exploration & Production Ltd.	5,400	9,831
Reliance Industries Ltd., GDR (n)	1,102	31,462

		$108,515
Energy - Integrated - 2.5%
China Petroleum & Chemical Corp.	68,000	$41,659
LUKOIL PJSC, ADR	275	10,596
OAO Gazprom, ADR	5,716	23,613

		$75,868
Engineering - Construction - 2.1%
China Railway Construction Corp. Ltd., “H”	11,500	$15,277
Highwealth Construction Corp.	10,400	12,728
Hyundai Heavy Industries Co. Ltd.	219	7,754
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,618	19,675
Sinopec Engineering (Group) Co. Ltd. “H”	13,000	10,060

		$65,494
Food & Beverages - 4.3%
Arca Continental S.A.B de C.V.	4,534	$28,539
AVI Ltd.	6,636	37,780
CJ Corp.	125	27,309
PT Indofood Sukses Makmur Tbk	29,000	10,219
Uni-President Enterprises Corp.	13,000	21,426
Want Want China Holdings Ltd.	10,000	7,855

		$133,128
Food & Drug Stores - 1.9%
Magnit PJSC, GDR	684	$32,982
Wumart Stores, Inc., “H” (a)	36,000	25,862

		$58,844
Gaming & Lodging - 0.5%
Kangwon Land, Inc.	425	$14,019

General Merchandise - 0.8%
Intime Retail Group Co. Ltd.	12,500	$12,108
Shinsegae Co. Ltd.	55	11,897

		$24,005
Insurance - 5.5%
Cathay Financial Holding Co. Ltd.	36,000	$50,346
Fubon Financial Holding Co. Ltd.	22,000	35,047
Hyundai Marine & Fire Insurance Co. Ltd.	550	16,100
Korean Reinsurance Co.	699	7,847
Liberty Holdings Ltd.	1,298	11,650
PICC Property & Casualty Co. Ltd.	6,000	13,016

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Samsung Fire & Marine Insurance Co. Ltd.	82	$21,703
Shin Kong Financial Holding Co. Ltd.	54,000	11,845

		$167,554
Internet - 3.1%
Alibaba Group Holding Ltd., ADR (a)	206	$17,320
NAVER Corp.	42	22,885
Tencent Holdings Ltd.	2,700	53,732

		$93,937
Leisure & Toys - 0.7%
NCsoft Corp.	110	$21,135

Machinery & Tools - 1.2%
China Infrastructure Machinery Holdings Ltd.	48,000	$7,986
Far Eastern New Century Corp.	20,000	16,175
PT United Tractors Tbk	10,000	11,782

		$35,943
Major Banks - 5.0%
Banco do Brasil S.A.	6,400	$26,947
Bank of China Ltd.	83,000	36,825
BOC Hong Kong Holdings Ltd.	8,000	24,505
Industrial & Commercial Bank of China, “H”	107,000	64,723

		$153,000
Medical & Health Technology & Services - 0.4%
Netcare Ltd.	5,345	$13,311

Medical Equipment - 0.7%
Top Glove Corp.	10,000	$22,772

Metals & Mining - 2.0%
Gerdau S.A., ADR	17,043	$26,928
Grupo Mexico S.A.B. de C.V., “B”	14,564	31,881
Kumba Iron Ore Ltd.	1,237	3,850

		$62,659
Other Banks & Diversified Financials - 13.7%
Agricultural Bank of China Ltd., “H”	36,000	$13,790
Banco Macro S.A., ADR (a)	137	7,931
Banco Santander S.A., IEU	2,194	8,393
Bangkok Bank Public Co. Ltd.	2,100	10,020
Bank of Communications Co. Ltd.	14,000	9,751
China Construction Bank	124,000	85,242
China Merchants Bank Co. Ltd.	4,000	9,400
China Minsheng Banking Corp. Ltd.	11,000	10,541
Chongqing Rural Commercial Bank Co. Ltd., “H”	11,000	6,484
First Gulf Bank PJSC	3,165	10,341
FirstRand Ltd.	9,451	30,741
Hana Financial Group, Inc.	274	6,033
Itau Unibanco Holding S.A., ADR	5,558	39,351
OTP Bank PLC	1,015	20,939
Sberbank of Russia, ADR	9,795	65,636
Security Bank Corp.	10,110	29,511
Turkiye Is Bankasi A.S., “C”	24,401	39,618

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Turkiye Sinai Kalkinma Bankasi A.S.	16,212	$8,403
Union National Bank	5,577	7,729

		$419,854
Pharmaceuticals - 2.3%
Dr. Reddy’s Labotatories Ltd., ADR	192	$8,993
Gedeon Richter PLC	1,127	21,411
Genomma Lab Internacional S.A., “B” (a)	34,225	26,652
Shanghai Pharmaceuticals Holding Co. Ltd., “H”	5,500	12,073

		$69,129
Precious Metals & Minerals - 0.2%
Koza Altin Isletmeleri A.S.	1,168	$4,731

Railroad & Shipping - 0.3%
Wan Hai Lines Ltd.	19,000	$9,779

Real Estate - 2.8%
Agile Property Holdings Ltd.	16,000	$8,564
Atrium European Real Estate Ltd.	4,630	18,858
Evergrande Real Estate Group Ltd.	12,000	9,456
Prologis Property Mexico S.A. de C.V., REIT	14,097	22,865
Resilient REIT Ltd.	1,906	16,415
SM Prime Holdings, Inc.	20,528	9,363

		$85,521
Specialty Chemicals - 3.1%
Cosan S.A. Industria e Comercio	1,714	$10,677
LG Chemical Ltd.	178	48,879
PTT Global Chemical PLC	24,900	36,822

		$96,378
Telecommunications - Wireless - 2.8%
Advanced Info Service PLC	6,000	$33,398
China Mobile Ltd.	3,500	39,769
Globe Telecom, Inc.	330	14,001

		$87,168
Telephone Services - 2.5%
China Telecom Corp. Ltd.	42,000	$20,584
China Unicom (Hong Kong) Ltd.	22,000	27,239
Hellenic Telecommunications Organization S.A.	1,686	16,317
Magyar Telekom Telecommunications PLC (a)	8,986	12,277

		$76,417
Trucking - 0.3%
Emergent Capital, Inc.	998	$10,490

Utilities - Electric Power - 3.7%
Energias do Brasil S.A.	13,670	$41,939
Equatorial Energia S.A.	3,800	34,474
Korea Electric Power Corp.	863	36,478

		$112,891
Utilities - Water - 0.3%
Aguas Andinas S.A.	17,833	$9,009
Total Common Stocks		$2,901,299

4

Portfolio of Investments (unaudited) – continued

Issuer	First Exercise	Shares/Par	Value ($)

Warrants - 4.7%
Business Services - 0.7%
Merrill Lynch International & Co. (HCL Technologies Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	4/08/15	1,633	$21,293

Cable TV - 0.4%
Merrill Lynch International & Co. (Dish TV India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	10/28/15	6,990	$11,254

Energy - Independent - 0.5%
Merrill Lynch International & Co. (Coal India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	8/19/15	3,222	$15,980

Other Banks & Diversified Financials - 0.8%
Merrill Lynch International & Co. (Housing Development Finance Corp. Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	8/19/15	480	$8,755
Merrill Lynch International & Co. (Rural Electric Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	10/28/15	4,460	15,560

			$24,315
Telecommunications - Wireless - 1.6%
Merrill Lynch International & Co. (Bharti Infratel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (n)	8/12/15	4,371	$25,371
Merrill Lynch International & Co. (Bharti Airtel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)	10/28/15	4,626	23,130

			$48,501
Tobacco - 0.7%
Merrill Lynch International & Co. (ITC Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	10/28/15	4,500	$23,310
Total Warrants			$144,653

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)		41,371	$41,371
Total Investments			$3,087,323

Other Assets, Less Liabilities - (0.6)%			(19,396)
Net Assets - 100.0%			$3,067,927

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $152,985, representing 5.0% of net assets.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information.

5

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$657,989	$23,068	$—	$681,057
South Korea	562,840	—	—	562,840
Taiwan	437,266	—	—	437,266
Brazil	222,726	—	—	222,726
India	52,694	144,653	—	197,347
South Africa	164,334	—	—	164,334
Mexico	147,867	—	—	147,867
Russia	132,827	—	—	132,827
Turkey	92,821	—	—	92,821
Other Countries	363,637	43,230	—	406,867
Mutual Funds	41,371	—	—	41,371
Total Investments	$2,876,372	$210,951	$—	$3,087,323

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,067,414
Gross unrealized appreciation	145,606
Gross unrealized depreciation	(125,697)
Net unrealized appreciation (depreciation)	$19,909

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,086,340	(1,044,969)	41,371

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$41,371

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2015, are as follows:

China	22.2%
South Korea	18.3%
Taiwan	14.3%
Brazil	7.3%
India	6.4%
South Africa	5.4%
Mexico	4.8%
Russia	4.3%
Turkey	3.0%
Other Countries	14.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

November 30, 2015

MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.3%
Aerospace - 1.6%
Northrop Grumman Corp.	266	$49,572

Airlines - 0.6%
Air Canada (a)	2,538	$19,822

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	200	$26,456

Automotive - 3.2%
Hyundai Motor Co. Ltd.	162	$20,634
Kia Motors Corp.	876	39,713
Magna International, Inc.	844	38,351

		$98,698
Biotechnology - 1.9%
AMAG Pharmaceuticals, Inc. (a)	253	$6,735
Bavarian Nordic A/S (a)	247	11,246
Gilead Sciences, Inc.	380	40,265

		$58,246
Broadcasting - 1.3%
Time Warner, Inc.	570	$39,889

Business Services - 2.5%
Accenture PLC, “A”	380	$40,744
Ashtead Group PLC	2,351	38,772

		$79,516
Cable TV - 1.8%
Charter Communications, Inc., “A” (a)	237	$44,404
Time Warner Cable, Inc.	69	12,749

		$57,153
Chemicals - 1.5%
LyondellBasell Industries N.V., “A”	484	$46,377

Computer Software - 2.3%
Dassault Systems S.A.	352	$28,016
Intuit, Inc.	428	42,886

		$70,902
Computer Software - Systems - 2.9%
Apple, Inc.	198	$23,423
EMC Corp.	1,302	32,993
Hitachi Ltd.	3,000	17,708
Hon Hai Precision Industry Co. Ltd., GDR	2,945	15,991

		$90,115
Construction - 2.2%
Bellway PLC	617	$24,303
Owens Corning	913	42,765

		$67,068

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 1.3%
Svenska Cellulosa Aktiebolaget	1,445	$41,684

Containers - 0.9%
Brambles Ltd.	3,473	$27,352

Electrical Equipment - 2.5%
Mitsubishi Electric Corp.	2,000	$22,145
Schneider Electric S.A.	220	13,946
Siemens AG	414	42,928

		$79,019
Electronics - 3.1%
Samsung Electronics Co. Ltd.	47	$52,112
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,996	45,429

		$97,541
Energy - Independent - 4.8%
EOG Resources, Inc.	418	$34,874
Marathon Petroleum Corp.	760	44,392
Occidental Petroleum Corp.	257	19,427
Valero Energy Corp.	710	51,021

		$149,714
Energy - Integrated - 1.9%
BP PLC	4,600	$26,690
Royal Dutch Shell PLC, “B”	1,287	32,022

		$58,712
Food & Beverages - 3.0%
Bakkafrost P/f	437	$11,892
Nestle S.A.	427	31,687
Tyson Foods, Inc., “A”	974	48,700

		$92,279
Food & Drug Stores - 1.3%
Empire Co. Ltd.	1,380	$27,529
Wesfarmers Ltd.	418	11,515

		$39,044
Gaming & Lodging - 1.3%
Norwegian Cruise Line Holdings Ltd. (a)	713	$40,955

General Merchandise - 1.4%
Kohl’s Corp.	646	$30,446
Target Corp.	190	13,775

		$44,221
Health Maintenance Organizations - 1.3%
Anthem, Inc.	313	$40,809

Insurance - 4.9%
Dai-ichi Life Insurance Co. Ltd.	2,300	$39,797
Delta Lloyd N.V.	998	7,185
MetLife, Inc.	890	45,470
Prudential Financial, Inc.	409	35,399

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Suncorp-Metway Ltd.	2,661	$25,768

		$153,619
Internet - 2.5%
Alphabet, Inc., “A” (a)	82	$62,554
Alphabet, Inc., “C” (a)	22	16,337

		$78,891
Leisure & Toys - 1.4%
Electronic Arts, Inc. (a)	665	$45,080

Machinery & Tools - 0.6%
Glory Ltd.	700	$19,732

Major Banks - 7.9%
Banco Santander S.A.	2,566	$14,011
Bank of China Ltd.	38,000	16,860
BNP Paribas	573	33,969
Goldman Sachs Group, Inc.	106	20,142
JPMorgan Chase & Co.	960	64,013
Mizuho Financial Group, Inc.	7,000	14,131
Sumitomo Mitsui Financial Group, Inc.	700	26,709
Wells Fargo & Co.	1,008	55,541

		$245,376
Medical & Health Technology & Services - 1.5%
Community Health Systems, Inc. (a)	700	$20,258
HCA Holdings, Inc. (a)	380	25,863

		$46,121
Metals & Mining - 1.3%
MMC Norilsk Nickel PJSC, ADR	1,074	$14,526
Rio Tinto Ltd.	825	27,441

		$41,967
Natural Gas - Distribution - 0.7%
Engie	1,171	$20,402

Network & Telecom - 1.4%
Cisco Systems, Inc.	1,569	$42,755

Other Banks & Diversified Financials - 5.1%
China Construction Bank	22,000	$15,124
DBS Group Holdings Ltd.	2,200	25,735
Discover Financial Services	530	30,083
KBC Groep N.V.	608	36,295
Navient Corp.	836	9,957
UBS AG	2,251	43,211

		$160,405
Pharmaceuticals - 6.8%
Bayer AG	272	$36,296
Bristol-Myers Squibb Co.	770	51,598
Eli Lilly & Co.	559	45,860
Merck & Co., Inc.	647	34,297

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG	58	$15,531
Teva Pharmaceutical Industries Ltd., ADR	456	28,696

		$212,278
Railroad & Shipping - 1.4%
A.P. Moeller-Maersk A/S	12	$18,320
Canadian National Railway Co.	418	24,976

		$43,296
Real Estate - 2.6%
Medical Properties Trust, Inc., REIT	1,489	$17,883
Public Storage, Inc., REIT	161	38,650
WP GLIMCHER, Inc., REIT	2,370	25,004

		$81,537
Restaurants - 1.3%
Greggs PLC	2,196	$41,111

Specialty Chemicals - 0.9%
Nitto Denko Corp.	400	$26,957

Specialty Stores - 2.7%
American Eagle Outfitters, Inc.	2,310	$35,967
AutoZone, Inc. (a)	61	47,810

		$83,777
Telecommunications - Wireless - 1.4%
KDDI Corp.	1,700	$42,231

Telephone Services - 1.7%
China Unicom (Hong Kong) Ltd.	14,000	$17,334
France Telecom S.A.	2,120	36,645

		$53,979
Tobacco - 3.3%
Altria Group, Inc.	989	$56,966
Japan Tobacco, Inc.	1,300	46,572

		$103,538
Utilities - Electric Power - 2.5%
AES Corp.	2,649	$26,464
Chubu Electric Power Co., Inc.	1,200	16,557
Energias de Portugal S.A.	3,641	12,137
Korea Electric Power Corp.	538	22,741

		$77,899
Total Common Stocks		$3,036,095

Preferred Stocks - 1.5%
Other Banks & Diversified Financials - 0.7%
Itau Unibanco Holding S.A.	3,100	$22,266

Telephone Services - 0.8%
Telecom Italia S.p.A.	20,912	$24,083
Total Preferred Stocks		$46,349

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	51,478	$51,478
Total Investments		$3,133,922

Other Assets, Less Liabilities - (0.4)%		(12,611)
Net Assets - 100.0%		$3,121,311

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information.

5

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$3,082,444	$—	$—	$3,082,444
Mutual Funds	51,478	—	—	51,478
Total Investments	$3,133,922	$—	$—	$3,133,922

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,057,124
Gross unrealized appreciation	161,037
Gross unrealized depreciation	(84,239)
Net unrealized appreciation (depreciation)	$76,798

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	123,372	(71,894)	51,478

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10	$51,478

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on assets, as of November 30, 2015, are as follows:

United States	53.4%
Japan	8.7%
United Kingdom	6.1%
South Korea	4.3%
France	4.3%
Canada	3.5%
Switzerland	2.9%
Germany	2.5%
Australia	2.1%
Other Countries	12.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

November 30, 2015

MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.3%
Airlines - 1.0%
Air Canada (a)	3,185	$24,875
Ferrovial S.A.	269	6,372

		$31,247
Alcoholic Beverages - 0.3%
AmBev S.A.	1,600	$7,708

Apparel Manufacturers - 1.1%
Li & Fung Ltd.	50,000	$34,436

Automotive - 4.7%
Hyundai Motor Co. Ltd.	128	$16,303
Kia Motors Corp.	968	43,884
Magna International, Inc.	780	35,443
Nissan Motor Co. Ltd.	3,300	35,238
Toyota Motor Corp.	200	12,440

		$143,308
Biotechnology - 0.8%
Bavarian Nordic A/S (a)	525	$23,904

Broadcasting - 1.5%
ProSiebenSat.1 Media AG	864	$45,369

Business Services - 1.7%
Adecco S.A.	166	$11,359
Ashtead Group PLC	2,472	40,768

		$52,127
Chemicals - 1.2%
Orica Ltd.	1,443	$16,489
Yara International A.S.A.	453	20,970

		$37,459
Computer Software - 1.6%
Dassault Systems S.A.	237	$18,863
Open Text Corp.	591	28,634

		$47,497
Computer Software - Systems - 2.8%
Hitachi Ltd.	7,000	$41,318
Hon Hai Precision Industry Co. Ltd., GDR	6,730	36,544
NICE Systems Ltd., ADR	130	7,991

		$85,853
Conglomerates - 0.6%
First Pacific Co. Ltd.	28,000	$17,406

Construction - 1.7%
Bellway PLC	1,022	$40,266
Berkeley Group Holdings	260	12,574

		$52,840

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 2.1%
Reckitt Benckiser Group PLC	284	$26,648
Svenska Cellulosa Aktiebolaget	1,292	37,271

		$63,919
Containers - 0.4%
Smurfit Kappa Group PLC	450	$12,295

Electrical Equipment - 4.0%
Legrand S.A.	745	$43,827
Mitsubishi Electric Corp.	2,000	22,145
Schneider Electric S.A.	260	16,482
Siemens AG	367	38,054

		$120,508
Electronics - 2.8%
Samsung Electronics Co. Ltd.	34	$37,698
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,128	48,433

		$86,131
Energy - Independent - 1.5%
INPEX Corp.	3,400	$33,765
Reliance Industries Ltd., GDR (n)	450	12,848

		$46,613
Energy - Integrated - 4.3%
BP PLC	3,888	$22,559
China Petroleum & Chemical Corp.	36,000	22,055
Eni S.p.A.	1,138	18,540
LUKOIL PJSC, ADR	326	12,479
Royal Dutch Shell PLC, “B”	2,262	56,280

		$131,913
Engineering - Construction - 0.9%
Highwealth Construction Corp.	6,500	$7,955
Hochtief AG	201	18,962

		$26,917
Entertainment - 0.3%
Cineworld Group PLC	1,100	$9,037

Food & Beverages - 4.2%
AVI Ltd.	3,222	$18,343
Bakkafrost P/f	978	26,615
BRF S.A.	2,700	38,410
Danone S.A.	495	34,690
Nestle S.A.	145	10,760

		$128,818
Food & Drug Stores - 1.0%
Alimentation Couche-Tard, Inc., “B”	544	$24,800
Loblaw Cos. Ltd.	130	6,563

		$31,363
Insurance - 6.5%
AXA	579	$15,667
Beazley Group PLC	1,588	9,414

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Dai-ichi Life Insurance Co. Ltd.	2,600	$44,988
Sony Financial Holdings, Inc.	2,000	36,848
Suncorp-Metway Ltd.	3,003	29,080
Swiss Re Ltd.	201	19,155
Zurich Insurance Group AG	159	41,865

		$197,017
Internet - 0.8%
Mixi, Inc.	600	$24,565

Machinery & Tools - 1.2%
Atlas Copco AB, “A”	674	$18,068
Glory Ltd.	700	19,732

		$37,800
Major Banks - 8.3%
Banco do Brasil S.A.	2,700	$11,368
Bank of China Ltd.	43,000	19,078
Barclays PLC	4,211	14,156
BNP Paribas	811	48,079
BOC Hong Kong Holdings Ltd.	10,500	32,163
Industrial & Commercial Bank of China, “H”	63,000	38,108
Mitsubishi UFJ Financial Group, Inc.	5,000	32,088
Sumitomo Mitsui Financial Group, Inc.	1,100	41,972
Westpac Banking Corp.	688	15,997

		$253,009
Medical & Health Technology & Services - 0.3%
Medipal Holdings Corp.	500	$8,761

Medical Equipment - 0.2%
Nipro Corp.	600	$6,585

Metals & Mining - 2.3%
BHP Billiton PLC	1,890	$22,684
Grupo Mexico S.A.B. de C.V., “B”	5,700	12,477
Rio Tinto Ltd.	704	23,417
Ternium S.A., ADR	831	11,825

		$70,403
Natural Gas - Distribution - 1.5%
Centrica PLC	4,540	$14,913
Engie	1,810	31,535

		$46,448
Other Banks & Diversified Financials - 7.0%
Agricultural Bank of China Ltd., “H”	18,000	$6,895
China Construction Bank	41,000	28,185
DBS Group Holdings Ltd.	3,300	38,602
Intesa Sanpaolo S.p.A.	13,598	46,664
ORIX Corp.	1,000	14,431
OTP Bank PLC	467	9,634
Sberbank of Russia, ADR	2,797	18,743
UBS AG	2,545	48,854

		$212,008

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 7.6%
Bayer AG	319	$42,568
Merck KGaA	333	34,107
Novartis AG	240	20,516
Roche Holding AG	166	44,451
Sanofi	402	35,839
Teva Pharmaceutical Industries Ltd., ADR	567	35,681
Valeant Pharmaceuticals International, Inc. (a)	211	18,982

		$232,144
Printing & Publishing - 1.3%
Transcontinental, Inc., “A”	2,334	$37,803

Railroad & Shipping - 1.5%
A.P. Moeller-Maersk A/S	11	$16,794
Canadian National Railway Co.	495	29,576

		$46,370
Real Estate - 2.4%
Link REIT	1,500	$9,122
Nomura Real Estate Holdings	1,300	25,461
TAG Immobilien AG	922	10,910
Unibail-Rodamco, REIT	106	27,226

		$72,719
Restaurants - 2.4%
Greggs PLC	2,601	$48,693
Whitbread PLC	355	24,317

		$73,010
Specialty Chemicals - 2.4%
Akzo Nobel N.V.	426	$30,300
LG Chemical Ltd.	152	41,739

		$72,039
Specialty Stores - 0.7%
Kingfisher PLC	1,450	$7,718
NEXT PLC	105	12,525

		$20,243
Telecommunications - Wireless - 2.0%
KDDI Corp.	2,100	$52,167
SmarTone Telecommunications Holdings Ltd.	5,500	8,200

		$60,367
Telephone Services - 2.3%
BT Group PLC	6,243	$46,679
Nippon Television Holdings, Inc.	600	22,250

		$68,929
Tobacco - 2.2%
Imperial Tobacco Group PLC	328	$17,725
Japan Tobacco, Inc.	1,400	50,154

		$67,879

4

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.6%
Emergent Capital, Inc.		1,121	$11,783
Yamato Holdings Co. Ltd.		400	7,649

			$19,432
Utilities - Electric Power - 2.3%
Chubu Electric Power Co., Inc.		1,100	$15,178
Energias de Portugal S.A.		8,124	27,081
Korea Electric Power Corp.		661	27,940

			$70,199
Total Common Stocks			$2,934,398

Preferred Stocks - 2.0%
Other Banks & Diversified Financials - 0.6%
Itau Unibanco Holding S.A.		2,600	$18,675

Telephone Services - 1.4%
Telecom Italia S.p.A.		37,056	$42,675
Total Preferred Stocks			$61,350
	First Exercise
Warrants - 0.7%
Other Banks & Diversified Financials - 0.7%
Merrill Lynch International & Co. (Rural Electrification Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	12/31/13	6,380	$22,258

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)		40,838	$40,838
Total Investments			$3,058,844

Other Assets, Less Liabilities - (0.4)%			(12,346)
Net Assets - 100.0%			$3,046,498

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,106, representing 1.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information.

5

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$547,736	$—	$—	$547,736
United Kingdom	450,371	—	—	450,371
France	272,207	—	—	272,207
Canada	206,676	—	—	206,676
Switzerland	196,961	—	—	196,961
Germany	189,970	—	—	189,970
South Korea	167,564	—	—	167,564
China	114,321	—	—	114,321
Italy	107,879	—	—	107,879
Other Countries	742,063	22,258	—	764,321
Mutual Funds	40,838	—	—	40,838
Total Investments	$3,036,586	$22,258	$—	$3,058,844

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,037,541
Gross unrealized appreciation	122,362
Gross unrealized depreciation	(101,059)
Net unrealized appreciation (depreciation)	$21,303

(3) Transactions with Affiliates

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	279,553	(238,715)	40,838

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9	$40,838

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2015, are as follows:

Japan	18.0%
United Kingdom	14.8%
France	8.9%
Canada	6.8%
Switzerland	6.5%
Germany	6.2%
South Korea	5.5%
China	3.8%
Italy	3.5%
Other Countries	26.0%

7

QUARTERLY REPORT

November 30, 2015

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 94.5%
Aerospace - 1.0%
MTU Aero Engines Holding AG	1,263	$125,422
Saab AB	3,833	118,790

		$244,212
Airlines - 0.7%
Stagecoach Group PLC	32,452	$173,901

Apparel Manufacturers - 0.5%
Arezzo Industria e Comercio S.A.	7,900	$44,921
Burberry Group PLC	4,327	81,135

		$126,056
Automotive - 1.8%
Koito Manufacturing Co. Ltd.	7,600	$308,692
Thai Stanley Electric PLC	10,500	52,148
USS Co. Ltd.	4,900	77,898

		$438,738
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc. (a)	2,216	$58,990

Broadcasting - 1.8%
Live Nation, Inc. (a)	7,163	$181,869
Nippon BS Broadcasting Corp.	15,100	133,827
Proto Corp.	6,500	88,444
STV Group PLC	5,925	40,156

		$444,296
Brokerage & Asset Managers - 1.8%
Aberdeen Asset Management PLC	14,419	$69,362
NASDAQ, Inc.	5,149	301,834
Rathbone Brothers PLC	2,329	77,626

		$448,822
Business Services - 12.2%
Amadeus IT Holding S.A.	4,646	$186,360
Amsterdam Commodities N.V.	3,220	75,543
Brenntag AG	939	51,302
Bright Horizons Family Solutions, Inc. (a)	6,446	427,563
Bunzl PLC	12,151	351,372
Cerved Information Solutions S.p.A.	19,114	144,394
CoStar Group, Inc. (a)	917	191,873
Diploma PLC	6,054	64,737
Elior Participations SCA	5,514	106,613
Exova Group PLC	27,636	66,596
Gartner, Inc. (a)	2,919	272,343
Global Payments, Inc.	3,956	280,283
Intertek Group PLC	1,887	80,344
MITIE Group PLC	26,747	128,545
Rightmove PLC	4,664	281,048
Sodexo	568	56,147
Univar, Inc. (a)	5,497	104,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Zoopla Property Group PLC	44,662	$157,401

		$3,026,577
Computer Software - 2.9%
Axway Software S.A.	2,460	$64,614
Linedata Services	1,965	68,699
OBIC Business Consultants Co. Ltd.	5,700	325,516
OBIC Co. Ltd.	4,700	250,081

		$708,910
Computer Software - Systems - 7.6%
Brother Industries, Ltd.	11,000	$131,625
Cvent, Inc. (a)	5,350	193,296
EMIS Group PLC	9,977	161,984
Fleetmatics Group PLC (a)	3,481	207,816
IMS Health Holdings, Inc. (a)	3,904	108,219
Linx S.A.	3,600	44,849
Model N, Inc. (a)	11,333	131,916
NCC Group PLC (a)	3,255	650
NCC Group PLC	32,552	141,319
NICE Systems Ltd., ADR	1,589	97,676
Rapid7, Inc. (a)	4,973	85,187
Sabre Corp.	8,388	245,433
Softcat PLC (a)	10,790	46,152
SS&C Technologies Holdings, Inc.	4,129	296,875

		$1,892,997
Conglomerates - 1.0%
DCC PLC	2,868	$257,874

Construction - 1.7%
Bovis Homes Group PLC	9,827	$140,974
Interface, Inc.	8,139	161,803
Volution Group PLC	48,438	131,314

		$434,091
Consumer Products - 0.4%
Kobayashi Pharmaceutical Co. Ltd.	1,100	$89,626

Consumer Services - 3.1%
Asante, Inc.	13,200	$165,777
Dignity PLC	7,208	269,445
Nord Anglia Education, Inc. (a)	9,067	192,492
Servicemaster Global Holdings, Inc. (a)	3,761	140,962

		$768,676
Containers - 2.0%
British Polythene Industries	11,085	$117,534
Fuji Seal International, Inc.	7,700	241,759
Mayr-Melnhof Karton AG	1,202	134,109

		$493,402
Electrical Equipment - 2.5%
Advanced Drainage Systems, Inc.	4,442	$119,090
AMETEK, Inc.	4,244	239,616

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
IMI PLC	4,962	$71,295
MSC Industrial Direct Co., Inc., “A”	2,180	134,506
Spectris PLC	2,544	68,163

		$632,670
Electronics - 1.5%
Iriso Electronics Co. Ltd.	2,550	$153,911
Stanley Electric Co. Ltd.	9,900	219,151

		$373,062
Energy - Independent - 0.5%
Memorial Resource Development Corp. (a)	5,364	$87,380
Range Resources Corp.	1,673	47,814

		$135,194
Engineering - Construction - 1.7%
Multiconsult ASA (a)	4,818	$54,054
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,141	62,514
Stantec, Inc.	4,266	110,495
Team, Inc. (a)	4,910	187,464

		$414,527
Food & Beverages - 5.6%
Bakkafrost P/f	10,507	$285,932
Calbee, Inc.	1,500	62,023
Cranswick PLC	8,077	218,601
Freshpet, Inc. (a)	9,603	82,682
Fyffes PLC	81,054	137,020
Grupo Lala S.A.B. de C.V.	48,706	118,223
Leroy Seafood Group A.S.A.	3,471	127,808
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,900	72,577
Performance Food Group Co. (a)	6,128	141,741
Total Produce PLC	94,206	143,129

		$1,389,736
Food & Drug Stores - 1.3%
Booker Group PLC	46,891	$127,403
Clicks Group Ltd.	9,131	61,275
Welcia Holdings Co. Ltd.	2,500	137,896

		$326,574
Furniture & Appliances - 0.7%
SEB S.A.	1,660	$169,985

Gaming & Lodging - 1.8%
La Quinta Holdings, Inc. (a)	8,262	$123,847
Norwegian Cruise Line Holdings Ltd. (a)	2,465	141,590
Paddy Power PLC	1,336	169,386

		$434,823
General Merchandise - 3.6%
B&M European Value Retail S.A.	33,352	$159,133
Dollarama, Inc.	3,067	205,087
Europris ASA (a)	15,923	75,121
Five Below, Inc. (a)	6,269	175,595
Mr Price Group Ltd.	4,926	68,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - continued
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,799	$102,410
Seria Co. Ltd.	2,500	104,184

		$890,026
Insurance - 1.2%
Jardine Lloyd Thompson Group PLC	8,481	$114,576
Sony Financial Holdings, Inc.	9,400	173,186

		$287,762
Internet - 0.2%
51job, Inc., ADR (a)	1,838	$58,375

Leisure & Toys - 0.3%
Thule Group AB	5,733	$76,742

Machinery & Tools - 2.9%
Allison Transmission Holdings, Inc.	6,861	$191,834
Burckhardt Compression Holding AG	274	87,552
IPG Photonics Corp. (a)	1,760	160,494
Kennametal, Inc.	2,563	74,968
Spirax Sarco Engineering PLC	2,088	98,116
WABCO Holdings, Inc. (a)	1,034	111,134

		$724,098
Medical & Health Technology & Services - 3.8%
Adeptus Health, Inc., “A” (a)	1,715	$103,054
Brookdale Senior Living, Inc. (a)	7,192	161,676
Capital Senior Living Corp. (a)	10,009	229,406
Healthcare Services Group, Inc.	6,891	254,554
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	234,638	198,132

		$946,822
Medical Equipment - 9.4%
Align Technology, Inc. (a)	2,210	$147,495
Cepheid, Inc. (a)	3,371	121,154
DexCom, Inc. (a)	1,834	155,927
Fukuda Denshi Co. Ltd.	4,400	234,119
Gerresheimer AG	2,217	173,101
Hologic, Inc. (a)	2,744	110,720
Inovalon Holdings, Inc., “A” (a)	5,399	100,205
Masimo Corp. (a)	5,883	244,027
Nakanishi, Inc.	2,200	78,546
Novadaq Technologies, Inc. (a)	1,328	16,175
NxStage Medical, Inc. (a)	7,343	143,262
PerkinElmer, Inc.	3,563	189,409
Sonova Holding AG	447	56,394
Steris PLC	2,748	209,892
Techno Medica Co. Ltd.	8,000	189,699
VWR Corp. (a)	6,376	170,112

		$2,340,237
Metals & Mining - 0.4%
Globe Specialty Metals, Inc.	9,149	$93,045

Oil Services - 0.3%
Forum Energy Technologies, Inc. (a)	4,297	$67,291

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 2.7%
Air Lease Corp.	3,098	$104,186
First Republic Bank	3,248	223,657
PrivateBancorp, Inc.	3,790	167,177
Texas Capital Bancshares, Inc. (a)	2,790	165,391

		$660,411
Pharmaceuticals - 0.5%
KYORIN Holdings, Inc.	4,000	$75,516
Virbac	268	54,479

		$129,995
Railroad & Shipping - 1.3%
Diana Shipping, Inc. (a)	26,864	$127,604
Genesee & Wyoming, Inc. (a)	2,157	149,415
StealthGas, Inc. (a)	9,796	38,400

		$315,419
Real Estate - 0.9%
LEG Immobilien AG	1,542	$122,190
Medical Properties Trust, Inc., REIT	8,351	100,296

		$222,486
Restaurants - 3.3%
Aramark	4,074	$132,894
Arcos Dorados Holdings, Inc.	26,067	102,704
Domino’s Pizza UK & IRL PLC	11,676	184,821
Dunkin Brands Group, Inc.	3,701	156,996
El Pollo Loco Holdings, Inc. (a)	8,098	99,443
Zoe’s Kitchen, Inc. (a)	3,829	130,263

		$807,121
Specialty Chemicals - 4.6%
Albemarle Corp.	3,964	$212,312
Axalta Coating Systems Ltd. (a)	8,441	244,958
Croda International PLC	5,538	239,213
IMCD Group NV	1,916	70,043
Symrise AG	3,401	230,188
W.R. Grace & Co. (a)	1,385	136,035

		$1,132,749
Specialty Stores - 2.6%
Burlington Stores, Inc. (a)	4,128	$198,598
Citi Trends, Inc.	6,541	129,708
NEXT PLC	1,435	171,171
Urban Outfitters, Inc. (a)	5,628	126,067
XXL ASA	2,440	28,006

		$653,550
Telephone Services - 1.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	67,495	$145,396
Cellnex Telecom S.A.U. (a)	8,369	152,043
TDC A.S.	17,021	89,407

		$386,846
Trucking - 0.6%
Swift Transportation Co. (a)	8,723	$139,306
Total Common Stocks		$23,416,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE	1,548	$73,313

	First Exercise

Warrants - 0.2%
Consumer Products - 0.2%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	15,010	$61,718

Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)		1,142,585	$1,142,585
Total Investments			$24,693,636

Other Assets, Less Liabilities - 0.4%			87,085
Net Assets - 100.0%			$24,780,721

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,718, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,630,472	$—	$—	$10,630,472
United Kingdom	4,291,310	650	—	4,291,960
Japan	3,241,477	—	—	3,241,477
Germany	775,516	—	—	775,516
Norway	570,921	—	—	570,921
France	520,537	—	—	520,537
Ireland	449,535	—	—	449,535
Spain	338,403	—	—	338,403
Canada	331,757	—	—	331,757
Other Countries	2,286,607	113,866	—	2,400,473
Mutual Funds	1,142,585	—	—	1,142,585
Total Investments	$24,579,120	$114,516	$—	$24,693,636

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $52,148 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,373,078 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$21,479,222
Gross unrealized appreciation	4,942,027
Gross unrealized depreciation	(1,727,613)
Net unrealized appreciation (depreciation)	$3,214,414

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,023,697	2,510,999	(2,392,111)	1,142,585

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$318	$1,142,585

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2015, are as follows:

United States	47.8%
United Kingdom	17.4%
Japan	13.1%
Germany	3.1%
Norway	2.3%
France	2.1%
Ireland	1.8%
Spain	1.4%
Canada	1.3%
Other Countries	9.7%

QUARTERLY REPORT

November 30, 2015

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.8%
Aerospace - 2.2%
Rockwell Collins, Inc.	83,921	$7,777,796
Textron, Inc.	232,524	9,921,799
TransDigm Group, Inc. (a)	93,480	21,933,212

		$39,632,807
Airlines - 0.3%
Spirit Airlines, Inc. (a)	140,460	$5,164,714

Alcoholic Beverages - 1.7%
Constellation Brands, Inc., “A”	214,350	$30,064,731

Apparel Manufacturers - 1.6%
Hanesbrands, Inc.	518,321	$15,896,905
PVH Corp.	137,987	12,596,833

		$28,493,738
Automotive - 1.5%
LKQ Corp. (a)	838,224	$24,719,226
Mobileye N.V. (a)(l)	74,532	3,249,595

		$27,968,821
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	127,966	$22,834,253
Regeneron Pharmaceuticals, Inc. (a)	45,890	24,987,105

		$47,821,358
Brokerage & Asset Managers - 3.2%
Affiliated Managers Group, Inc. (a)	131,573	$23,318,683
Allied Minds PLC (a)	488,940	3,122,304
Intercontinental Exchange, Inc.	90,674	23,560,732
NASDAQ, Inc.	150,785	8,839,017

		$58,840,736
Business Services - 14.8%
Bright Horizons Family Solutions, Inc. (a)	630,262	$41,805,278
Cognizant Technology Solutions Corp., “A” (a)	257,120	16,604,810
CoStar Group, Inc. (a)	26,190	5,479,996
Equifax, Inc.	140,599	15,676,789
Fiserv, Inc. (a)	231,353	22,265,413
FleetCor Technologies, Inc. (a)	194,561	29,905,971
Gartner, Inc. (a)	447,988	41,797,280
Global Payments, Inc.	431,200	30,550,520
IHS, Inc., “A” (a)	99,581	12,279,333
Jones Lang LaSalle, Inc.	196,488	32,640,587
Realogy Holdings Corp. (a)	309,967	12,804,737
Univar, Inc. (a)	362,189	6,859,860

		$268,670,574
Cable TV - 1.2%
Charter Communications, Inc., “A” (a)(l)	111,671	$20,922,679

Computer Software - 1.6%
Autodesk, Inc. (a)	161,840	$10,271,985
Cornerstone OnDemand, Inc. (a)	202,341	7,266,065

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Qlik Technologies, Inc. (a)	372,583	$11,851,865

		$29,389,915
Computer Software - Systems - 5.7%
Guidewire Software, Inc. (a)	151,749	$9,003,268
IMS Health Holdings, Inc. (a)	550,689	15,265,099
Sabre Corp.	573,935	16,793,338
ServiceNow, Inc. (a)	48,455	4,216,070
SS&C Technologies Holdings, Inc.	490,581	35,272,774
Vantiv, Inc., “A” (a)	272,644	14,371,065
Workday, Inc. (a)	109,246	9,144,983

		$104,066,597
Construction - 5.3%
Fortune Brands Home & Security, Inc.	433,399	$23,823,943
Lennox International, Inc.	135,436	18,408,461
Masco Corp.	267,990	8,015,581
Pool Corp.	269,557	22,114,456
Vulcan Materials Co.	234,761	24,102,912

		$96,465,353
Consumer Products - 1.6%
Newell Rubbermaid, Inc.	637,562	$28,473,519

Consumer Services - 2.2%
Nord Anglia Education, Inc. (a)	560,789	$11,905,550
Priceline Group, Inc. (a)	7,684	9,596,163
Servicemaster Global Holdings, Inc. (a)	510,427	19,130,804

		$40,632,517
Containers - 0.5%
Crown Holdings, Inc. (a)	164,685	$8,548,798

Electrical Equipment - 5.1%
Advanced Drainage Systems, Inc.	651,003	$17,453,390
AMETEK, Inc.	611,309	34,514,506
Amphenol Corp., “A”	540,078	29,731,294
Mettler-Toledo International, Inc. (a)	34,284	11,751,870

		$93,451,060
Electronics - 1.3%
Monolithic Power Systems, Inc.	85,924	$5,871,187
NVIDIA Corp.	427,592	13,563,218
Skyworks Solutions, Inc.	55,865	4,637,912

		$24,072,317
Energy - Independent - 0.6%
Concho Resources, Inc. (a)	57,153	$6,254,824
Memorial Resource Development Corp. (a)	326,941	5,325,869

		$11,580,693
Entertainment - 1.8%
Netflix, Inc. (a)	264,887	$32,668,514

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 3.8%
Blue Buffalo Pet Products, Inc. (a)(l)	385,618	$6,929,555
Chr. Hansen Holding A.S.	492,667	30,916,188
Freshpet, Inc. (a)(l)	434,855	3,744,102
Mead Johnson Nutrition Co., “A”	125,730	10,132,581
WhiteWave Foods Co., “A” (a)	432,442	17,570,118

		$69,292,544
Gaming & Lodging - 1.5%
MGM Mirage (a)	403,346	$9,172,088
Norwegian Cruise Line Holdings Ltd. (a)	329,097	18,903,332

		$28,075,420
General Merchandise - 1.4%
Dollar Tree, Inc. (a)	175,415	$13,236,816
Five Below, Inc. (a)	436,555	12,227,906

		$25,464,722
Insurance - 0.7%
Lincoln National Corp.	237,246	$13,046,158

Internet - 0.7%
LinkedIn Corp., “A” (a)	53,297	$12,957,034

Leisure & Toys - 0.8%
Brunswick Corp.	267,620	$14,084,841

Machinery & Tools - 4.3%
Flowserve Corp.	261,840	$12,107,482
Roper Technologies, Inc.	215,287	41,655,882
WABCO Holdings, Inc. (a)	227,636	24,466,317

		$78,229,681
Medical & Health Technology & Services - 3.3%
Adeptus Health, Inc., “A” (a)(l)	79,860	$4,798,787
Cerner Corp. (a)	194,981	11,620,868
Henry Schein, Inc. (a)	235,627	36,870,913
IDEXX Laboratories, Inc. (a)	94,862	6,718,127

		$60,008,695
Medical Equipment - 5.8%
C.R. Bard, Inc.	123,690	$23,107,766
Cooper Cos., Inc.	149,959	21,931,504
DexCom, Inc. (a)	104,493	8,883,995
PerkinElmer, Inc.	500,117	26,586,220
Steris PLC	129,346	9,879,447
VWR Corp. (a)	562,980	15,020,306

		$105,409,238
Oil Services - 0.2%
FMC Technologies, Inc. (a)	109,347	$3,719,985

Other Banks & Diversified Financials - 2.0%
First Republic Bank	107,855	$7,426,895
MasterCard, Inc., “A”	261,262	25,582,775
Signature Bank (a)	23,810	3,765,552

		$36,775,222

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 2.0%
Allergan PLC (a)	117,227	$36,796,383

Pollution Control - 1.5%
Stericycle, Inc. (a)	217,762	$26,288,229

Railroad & Shipping - 0.7%
Kansas City Southern Co.	133,674	$12,153,640

Real Estate - 0.8%
Extra Space Storage, Inc., REIT	165,346	$13,847,728

Restaurants - 2.8%
Aramark	906,953	$29,584,807
Domino’s Pizza, Inc.	57,032	6,129,229
Dunkin Brands Group, Inc.	373,145	15,828,811

		$51,542,847
Specialty Chemicals - 0.6%
Axalta Coating Systems Ltd. (a)	386,512	$11,216,578

Specialty Stores - 7.4%
Burlington Stores, Inc. (a)	282,092	$13,571,446
O’Reilly Automotive, Inc. (a)	118,730	31,329,285
Ross Stores, Inc.	767,477	39,916,479
Signet Jewelers Ltd.	153,837	20,212,643
Tiffany & Co.	66,327	5,284,935
Tractor Supply Co.	268,312	23,973,677

		$134,288,465
Telecommunications - Wireless - 1.7%
SBA Communications Corp. (a)	297,063	$31,239,145
Total Common Stocks		$1,761,365,996

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	59,290,140	$59,290,140

Collateral for Securities Loaned - 1.6%
JPMorgan Prime Money Market Fund, 0.16%, at Net Asset Value (j)	$29,200,668	$29,200,668
Total Investments		$1,849,856,804

Other Assets, Less Liabilities - (1.6)%		(29,627,126)
Net Assets - 100.0%		$1,820,229,678

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,761,365,996	$—	$—	$1,761,365,996
Mutual Funds	88,490,808	—	—	88,490,808
Total Investments	$1,849,856,804	$—	$—	$1,849,856,804

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $3,122,304 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,361,864,839
Gross unrealized appreciation	525,994,081
Gross unrealized depreciation	(38,002,116)
Net unrealized appreciation (depreciation)	$487,991,965

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,935,839	62,207,391	(39,853,090)	59,290,140

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,891	$59,290,140

6

QUARTERLY REPORT

November 30, 2015

MFS® U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 99.9%
Fannie Mae, 0.056%, due 12/04/15	$1,750,000	$1,749,992
Federal Farm Credit Bank, 0.041%, due 12/03/15	5,000,000	4,999,989
Federal Home Loan Bank, 0.061%, due 12/01/15	5,000,000	5,000,000
Federal Home Loan Bank, 0.061%, due 12/02/15	10,000,000	9,999,983
Federal Home Loan Bank, 0.041%, due 12/03/15	2,700,000	2,699,994
Federal Home Loan Bank, 0.061%, due 12/03/15	1,400,000	1,399,995
Federal Home Loan Bank, 0.061%, due 12/03/15	3,311,000	3,310,989
Federal Home Loan Bank, 0.122%, due 12/04/15	724,000	723,993
Federal Home Loan Bank, 0.051%, due 12/07/15	2,000,000	1,999,983
Federal Home Loan Bank, 0.061%, due 12/09/15	6,511,000	6,510,913
Federal Home Loan Bank, 0.066%, due 12/09/15	3,000,000	2,999,957
Federal Home Loan Bank, 0.067%, due 12/09/15	8,247,000	8,246,879
Federal Home Loan Bank, 0.071%, due 12/11/15	6,000,000	5,999,883
Federal Home Loan Bank, 0.075%, due 12/11/15	15,570,000	15,569,680
Federal Home Loan Bank, 0.081%, due 12/15/15	13,416,000	13,415,583
Federal Home Loan Bank, 0.112%, due 12/18/15	550,000	549,971
Federal Home Loan Bank, 0.137%, due 12/28/15	15,150,000	15,148,466
Federal Home Loan Bank, 0.101%, due 1/04/16	2,400,000	2,399,773
Federal Home Loan Bank, 0.101%, due 1/04/16	6,000,000	5,999,432
Federal Home Loan Bank, 0.101%, due 1/04/16	1,000,000	999,906
Federal Home Loan Bank, 0.152%, due 1/04/16	8,000,000	7,998,867
Federal Home Loan Bank, 0.096%, due 1/05/16	5,780,000	5,779,466
Federal Home Loan Bank, 0.101%, due 1/05/16	1,000,000	999,903
Federal Home Loan Bank, 0.101%, due 1/06/16	15,290,000	15,288,471
Federal Home Loan Bank, 0.112%, due 1/06/16	3,434,000	3,433,622
Federal Home Loan Bank, 0.096%, due 1/07/16	9,900,000	9,899,033
Federal Home Loan Bank, 0.096%, due 1/08/16	7,800,000	7,799,218
Federal Home Loan Bank, 0.101%, due 1/08/16	6,500,000	6,499,314
Federal Home Loan Bank, 0.106%, due 1/08/16	2,575,000	2,574,715
Federal Home Loan Bank, 0.107%, due 1/08/16	15,295,000	15,293,289
Federal Home Loan Bank, 0.112%, due 1/08/16	1,200,000	1,199,861
Federal Home Loan Bank, 0.112%, due 1/11/16	1,700,000	1,699,787
Federal Home Loan Bank, 0.112%, due 1/13/16	15,295,000	15,292,990
Federal Home Loan Bank, 0.122%, due 1/13/16	1,000,000	999,856
Federal Home Loan Bank, 0.122%, due 1/13/16	1,250,000	1,249,821
Federal Home Loan Bank, 0.126%, due 1/13/16	10,608,000	10,606,429
Federal Home Loan Bank, 0.156%, due 1/13/16	750,000	749,866
Federal Home Loan Bank, 0.127%, due 1/15/16	15,520,000	15,517,575
Federal Home Loan Bank, 0.172%, due 1/15/16	11,065,000	11,062,649
Federal Home Loan Bank, 0.112%, due 1/19/16	2,900,000	2,899,566
Federal Home Loan Bank, 0.115%, due 1/19/16	1,400,000	1,399,785
Federal Home Loan Bank, 0.122%, due 1/19/16	1,200,000	1,199,804
Federal Home Loan Bank, 0.122%, due 1/19/16	2,500,000	2,499,592
Federal Home Loan Bank, 0.120%, due 1/20/16	15,710,000	15,707,425
Federal Home Loan Bank, 0.142%, due 1/20/16	4,341,000	4,340,156
Federal Home Loan Bank, 0.122%, due 1/22/16	1,800,000	1,799,688
Federal Home Loan Bank, 0.122%, due 1/22/16	10,000,000	9,998,267
Federal Home Loan Bank, 0.142%, due 1/22/16	9,793,000	9,791,020
Federal Home Loan Bank, 0.183%, due 1/22/16	1,100,000	1,099,714
Federal Home Loan Bank, 0.192%, due 1/22/16	5,025,000	5,023,628
Federal Home Loan Bank, 0.193%, due 1/22/16	11,070,000	11,066,962
Federal Home Loan Bank, 0.132%, due 1/26/16	2,000,000	1,999,596
Federal Home Loan Bank, 0.183%, due 1/26/16	1,121,000	1,120,686

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
Federal Home Loan Bank, 0.183%, due 1/26/16	$2,351,000	$2,350,342
Federal Home Loan Bank, 0.183%, due 1/29/16	5,000,000	4,998,525
Federal Home Loan Bank, 0.198%, due 2/05/16	6,700,000	6,697,605
Freddie Mac, 0.051%, due 12/10/15	2,000,000	1,999,975
Freddie Mac, 0.162%, due 1/29/16	6,512,000	6,510,292
U.S. Treasury Bill, 0.056%, due 12/03/15	10,000,000	9,999,969
U.S. Treasury Bill, 0.280%, due 1/07/16	15,150,000	15,145,718
U.S. Treasury Bill, 0.001%, due 1/14/16	8,000,000	7,999,990
U.S. Treasury Bill, 0.072%, due 1/14/16	8,000,000	7,999,306
U.S. Treasury Bill, 0.106%, due 2/04/16	4,000,000	3,999,242
U.S. Treasury Bill, 0.107%, due 3/31/16	7,550,000	7,547,335
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$388,864,281

Other Assets, Less Liabilities - 0.1%		371,500
Net Assets - 100.0%		$389,235,781

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $388,864,281

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$388,864,281	$—	$388,864,281

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2016

*	Print name and title of each signing officer under his or her signature.